Litigations, Claims and Contingencies (Details Textual) (CAD)	1 Months Ended		12 Months Ended			15 Months Ended						12 Months Ended
	Mar. 31, 2010	May 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Feb. 28, 2010	Sep. 30, 2010 Cash [Member]	May 12, 2009 Cash [Member]	Sep. 30, 2010 Credit Vouchers [Member]	May 12, 2009 Credit Vouchers [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]
Contingent Risk Third Party Loan Portfolio			27,792,000	104,581,000
Administrative Penalty			25,000
Estimated Exposure Related To Order												1,100,000	248,000
Loss Contingency, Settlement Agreement, Consideration							12,362,000		9,400,000		9,400,000
Class action settlements			(69,000)	368,000		11,685,000
Legal Fees	6,438,000	18,800,000
Accretion Expense			716,000	616,000		0
Estimated Litigation Liability relating to British Columbia March 5, 2004 class action			11,303,000	10,587,000
Estimated Litigation Liability, Current relating to Alberta January 19, 2010 claim			100,000	100,000
Customer Refund Liability relates to British Columbia Compliance Order												1,100,000
Loss Contingency, New Claims Filed, Number					6,300
Settlement Amount To Be Disbursed					12,362,000	12,362,000		6,181,000		6,181,000
Voucher portion of settlement fund			6,181,000
Percentage Of Discount On Liability Settlement			16.20%